Share Based Payments (Details) - Schedule of the fair value of the options granted	6 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
$1.000 Options [Member]
Share Based Payments (Details) - Schedule of the fair value of the options granted [Line Items]
Number | shares	2,500,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	3.18%
Expected life of option (years)	1 year 6 months
Exercise price (dollars)	$ 1
Grant date share price (dollars)	$ 0.235
Vesting date	29-Nov-22
Valuation | $	$ 57,500
$1.500 Options [Member]
Share Based Payments (Details) - Schedule of the fair value of the options granted [Line Items]
Number | shares	2,500,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	3.18%
Expected life of option (years)	1 year 6 months
Exercise price (dollars)	$ 1.5
Grant date share price (dollars)	$ 0.235
Vesting date	29-Nov-22
Valuation | $	$ 30,000
$0.612 Options [Member]
Share Based Payments (Details) - Schedule of the fair value of the options granted [Line Items]
Number | shares	3,000,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	2.86%
Expected life of option (years)	3 years
Exercise price (dollars)	$ 0.612
Grant date share price (dollars)	$ 0.225
Vesting date	04-Aug-22
Valuation | $	$ 243,000
$0.690 Options [Member]
Share Based Payments (Details) - Schedule of the fair value of the options granted [Line Items]
Number | shares	3,000,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	2.86%
Expected life of option (years)	3 years
Exercise price (dollars)	$ 0.69
Grant date share price (dollars)	$ 0.225
Vesting date	04-Aug-22
Valuation | $	$ 228,000
$0.765 Options [Member]
Share Based Payments (Details) - Schedule of the fair value of the options granted [Line Items]
Number | shares	3,000,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	2.86%
Expected life of option (years)	3 years
Exercise price (dollars)	$ 0.765
Grant date share price (dollars)	$ 0.225
Vesting date	04-Aug-22
Valuation | $	$ 213,000